Fair Value Measurements	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Fair Value Measurements
4. Fair Value Measurements
The following tables present information about our financial instruments that are measured at fair value on a recurring basis:

	As of December 31, 2021
	Fair Value	Level 1	Level 2	Level 3
	(in thousands)
Financial Assets:
Bank deposits included in cash and cash equivalents	$355,260	$355,260	$—	$—
Short-term deposits	85,132	—	85,132	—
Derivative financial instruments included in prepaid expenses and other current assets	244	—	244	—
Total financial assets	$440,636	$355,260	$85,376	$—

Financial Liabilities:
Derivative financial instruments included in accrued expenses and other current liabilities	$61	$—	$61	$—
Total financial liabilities	$61	$—	$61	$—

	As of December 31, 2020
	Fair Value	Level 1	Level 2	Level 3
	(in thousands)
Financial Assets:
Bank deposits included in cash and cash equivalents	$17,052	$17,052	$—	$—
Short-term deposits	14,009	—	14,009	—
Total financial assets	$31,061	$17,052	$14,009	$—

Financial Liabilities:
Convertible preferred share tranche rights included in accrued expenses and other current liabilities	$2,478	$—	$—	$2,478
Convertible preferred share warrant liabilities included in other liabilities, noncurrent	9,089	—	—	9,089
Total financial liabilities	$11,567	$—	$—	$11,567
The following table presents the summary of the changes in the fair value of our Level 3 financial instruments:

	Convertible Preferred Shares
	Warrant Liabilities	Tranche Rights
	(in thousands)
Balance as of December 31, 2019	$5,239	$1,070
Settlement of convertible preferred share tranche rights	—	(551)
Changes in fair value	3,850	1,959
Balance as of December 31, 2020	9,089	2,478
Changes in fair value	101,413	21,260
Settlement of convertible preferred share tranche rights and Series E-1 convertible preferred share warrants	(74,724)	(23,738)
Reclassification of Series B/C convertible preferred share warrant liability to equity	(35,778)	—
Balance as of December 31, 2021	$—	$—
We classify our bank deposits within Level 1 of the fair value hierarchy because it is valued based on quoted market prices in active markets. We classify our short-term deposits and derivative financial instruments within Level 2 of the fair value hierarchy because they are valued using inputs other than quoted prices which are directly or indirectly observable in the market, including readily-available pricing sources for the identical underlying security which may not be actively traded. Prior to conversion, we classified our convertible preferred share warrant liabilities within Level 3 of the fair value hierarchy as the fair value measurement is based on significant inputs not observed in the market, such as the fair value of the underlying Series B/C and Series E convertible preferred shares. Prior to settlement, we classified our convertible preferred share tranche rights within Level 3 as the fair value measurement is based on significant inputs not observed in the market, such as the fair value of the underlying Series E convertible preferred shares.
Please refer to Note 7 below for more information regarding the fair value of our indemnification guarantees.